Long-Term Debt and Other Financial Liabilities - Other Financial Liabilities - Sale and Leaseback Transactions (Details) $ in Thousands			12 Months Ended
	Jun. 27, 2024 USD ($)	Jun. 19, 2024 USD ($) installment item	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Long-Term Debt
Repayment of long-term debt			$ 442,726	$ 79,270	$ 64,893
$675 Million Credit Facility
Long-Term Debt
Face amount of debt	$ 675,000
$675 million senior secured term loan facility ($675 Million Credit Facility)
Long-Term Debt
Repayment of long-term debt	$ 63,667
Sale leaseback transaction with China Development Bank Financial Leasing Co
Long-Term Debt
Value maintenance ratio as percentage of charter hire principal		120.00%
OB River
Long-Term Debt
Number of vessels | item		4
Sale and leaseback amount		$ 71,175	$ 322,891
Term of sale and leaseback		5 years
Repurchase of vessel as percentage of financing amount		20.00%
Number of consecutive quarterly installments paid in arrears for amortization of charter hire principal		20
the Clean Energy
Long-Term Debt
Number of vessels | item		4
Sale and leaseback amount		$ 53,625
Term of sale and leaseback		5 years
Repurchase of vessel as percentage of financing amount		20.00%
Number of consecutive quarterly installments paid in arrears for amortization of charter hire principal | installment		20
the Amur River
Long-Term Debt
Number of vessels | item		4
Sale and leaseback amount		$ 73,125
Term of sale and leaseback		5 years
Repurchase of vessel as percentage of financing amount		20.00%
Number of consecutive quarterly installments paid in arrears for amortization of charter hire principal | installment		20
the Arctic Aurora
Long-Term Debt
Number of vessels | item		4
Sale and leaseback amount		$ 147,050
Term of sale and leaseback		10 years
Repurchase of vessel as percentage of financing amount		15.00%
Number of consecutive quarterly installments paid in arrears for amortization of charter hire principal | installment		40